PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 16.8%
Certificates of Deposit 13.7%
Bank of America, SOFR + 0.360%	3.640%(c)	04/28/27	63,500	$63,512,316
Bank of Montreal,
SOFR + 0.390%	4.020(c)	08/20/26	66,000	66,030,898
SOFR + 0.400%	4.030(c)	08/28/26	100,000	100,072,300
Bank of Nova Scotia,
SOFR + 0.330% (Cap N/A, Floor 0.000%)	3.960(c)	07/24/26	70,700	70,732,147
SOFR + 0.330% (Cap N/A, Floor 0.000%)	3.960(c)	08/07/26	55,000	55,023,447
SOFR + 0.350% (Cap N/A, Floor 0.000%)	3.980(c)	12/04/26	136,900	136,910,829
BNP Paribas SA,
SOFR + 0.340%	3.970(c)	09/04/26	125,000	125,053,800
SOFR + 0.340%	3.970(c)	03/19/27	100,000	99,991,670
SOFR + 0.360%	3.990(c)	11/05/26	30,000	30,011,253
Canadian Imperial Bank of Commerce,
SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.030(c)	08/03/26	53,500	53,536,294
SOFR + 0.430%	4.060(c)	05/08/26	50,000	50,003,910

Credit Agricole Corporate & Investment Bank, SOFR + 0.370%	4.000(c)	10/26/26	60,000	60,034,698
Credit Industriel et Commercial, SOFR + 0.410%	4.040(c)	04/23/27	100,000	100,032,900
Natixis SA, SOFR + 0.420%	4.050(c)	04/13/27	40,000	40,020,664
Nordea Bank Abp,
SOFR + 0.320%	3.950(c)	07/23/26	150,000	150,065,235
SOFR + 0.350%	3.980(c)	01/04/27	48,000	48,018,581

Royal Bank of Canada	4.210	04/01/27	123,500	123,670,677

Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	3.980(c)	12/07/26	40,000	40,000,528
Svenska Handelsbanken,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.940(c)	09/16/26	35,000	35,012,779
SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.940(c)	09/24/26	70,000	70,019,551
Swedbank AB,
SOFR + 0.310%	3.940(c)	09/16/26	54,000	54,022,810
SOFR + 0.390%	4.020(c)	04/01/27	28,000	28,022,173
Toronto-Dominion Bank (The),
SOFR + 0.350%	3.980(c)	07/06/26	166,300	166,368,798
SOFR + 0.390%	4.020(c)	08/14/26	15,000	15,008,988
SOFR + 0.420%	4.050(c)	04/23/27	85,000	85,055,891

Total Certificates of Deposit (cost $1,865,400,000)				1,866,233,137
Commercial Paper 3.1%
Bank of America Securities, Inc.,
SOFR + 0.350%	3.990(c)	10/28/26	7,500	7,503,690
SOFR + 0.300%	3.970(c)	03/01/27	90,000	89,988,750
CDP Financial, Inc.,
144A, SOFR + 0.340%	3.640(c)	12/02/26	50,000	50,031,230
144A, SOFR + 0.320%	3.960(c)	01/28/27	25,000	25,003,532

Citigroup Global Markets, Inc., 144A, SOFR + 0.350%	3.640(c)	06/22/26	100,000	100,030,350
ING (U.S.) Funding LLC, 144A, SOFR + 0.340%	4.740(c)	07/06/26	75,000	75,024,825
Royal Bank of Canada, 144A, SOFR + 0.340%	3.630(c)	10/30/26	78,000	78,003,526

Total Commercial Paper (cost $425,500,000)				425,585,903

Total Long-Term Investments (cost $2,290,900,000)				2,291,819,040

Short-Term Investments 83.3%
Certificates of Deposit 6.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	01/05/27	104,000	104,061,901
Credit Agricole Corporate & Investment Bank, SOFR + 0.270%	3.900(c)	06/10/26	50,000	50,010,385
MUFG Bank Ltd., SOFR + 0.330%	3.960(c)	10/16/26	50,000	50,007,740

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)
Nordea Bank Abp,
SOFR + 0.300%	3.930%(c)	10/05/26	50,000	$50,011,240
SOFR + 0.320%	3.950(c)	06/29/26	30,000	30,010,845
State Street Bank & Trust Co.,
SOFR + 0.250%	3.880(c)	05/28/26	111,000	111,012,243
SOFR + 0.250%	3.880(c)	06/02/26	115,000	115,014,214

Sumitomo Mitsui Banking Corp., SOFR + 0.360%	3.990(c)	10/16/26	18,000	18,007,834
Svenska Handelsbanken, SOFR + 0.340% (Cap N/A, Floor 0.000%)	3.970(c)	11/25/26	8,000	8,000,924
Wells Fargo Bank NA	3.850	12/11/26	120,000	119,933,412

Wells Fargo Bank NA	4.060	04/16/27	62,000	61,989,187

Wells Fargo Bank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	3.940(c)	06/03/26	111,000	111,022,810

Total Certificates of Deposit (cost $829,003,966)				829,082,735
Commercial Paper 52.5%
Advocate Health & Hospitals Corp.	3.688(n)	05/05/26	50,000	49,972,945

Advocate Health & Hospitals Corp.	3.701(n)	05/12/26	25,000	24,967,452

Advocate Health & Hospitals Corp.	3.748(n)	06/03/26	50,000	49,815,615

Advocate Health & Hospitals Corp.	3.885(n)	07/07/26	22,600	22,429,643

Australia & New Zealand Banking Group Ltd., 144A	3.951(n)	07/23/26	50,000	49,556,900
Bank of America Securities, Inc.,
SOFR + 0.320%	3.960(c)	05/28/26	80,000	80,012,584
SOFR + 0.330%	3.970(c)	08/05/26	100,000	100,046,390

Bank of Montreal, 144A, SOFR + 0.210%	3.840(c)	09/01/26	125,600	125,589,754
Caisse des Depots et Consignations,
144A	3.706(n)	07/09/26	100,000	99,262,410
144A	3.710(n)	05/21/26	25,000	24,945,655
144A	3.725(n)	05/26/26	134,000	133,638,093
144A	3.743(n)	06/17/26	35,500	35,321,364
144A	3.744(n)	06/18/26	18,800	18,703,394
144A	3.837(n)	07/31/26	22,000	21,786,281

Canadian Imperial Bank of Commerce, 144A	4.169(n)	03/24/27	90,000	86,813,073
CDP Financial, Inc.,
144A	3.752(n)	08/04/26	25,000	24,745,732
144A	3.791(n)	07/27/26	15,500	15,355,669
144A	3.816(n)	09/01/26	65,000	64,137,430
144A	3.874(n)	06/09/26	35,000	34,852,741
144A, SOFR + 0.300%	3.940(c)	02/02/27	50,000	49,998,905
144A, SOFR + 0.320%	3.960(c)	03/09/27	50,000	50,000,460

Charlotte-Mecklenburg Hospital Authority	3.868(n)	06/10/26	25,000	24,890,345

Charlotte-Mecklenburg Hospital Authority	3.921(n)	06/03/26	30,000	29,889,303

Chevron Corp., 144A	3.993(n)	10/05/26	50,000	49,189,665
Cisco Systems, Inc., 144A	3.868(n)	11/05/26	28,000	27,452,424
Citigroup Global Markets, Inc.,
144A	4.029(n)	01/25/27	104,250	101,188,959
144A	4.183(n)	04/28/27	77,000	73,964,537
144A, SOFR + 0.370%	3.640(c)	12/01/26	92,000	92,014,209

City of San Francisco Public Utilities Commission Water, Revenue Bonds	3.760(cc)	06/03/67	25,000	24,991,455
Commonwealth Bank of Australia,
144A, SOFR + 0.310%	3.630(c)	07/31/26	15,000	15,006,810
144A, SOFR + 0.320%	3.960(c)	06/30/26	50,000	50,017,415

Cornell University	3.635(n)	06/09/26	49,650	49,450,298

Cornell University	3.805(n)	06/23/26	53,387	53,088,177

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
EssilorLuxottica SA,
144A	3.693%(n)	05/04/26	144,000	$143,941,824
144A	3.764(n)	05/29/26	24,100	24,028,980
144A	3.832(n)	07/16/26	50,000	49,605,980
144A	3.890(n)	07/08/26	75,000	74,469,997
144A	3.960(n)	06/16/26	144,500	143,807,961
Federation des Caisses Desjardins du Quebec,
144A	3.745(n)	07/21/26	15,000	14,869,484
144A	3.757(n)	07/14/26	8,000	7,936,334
144A	3.760(n)	08/19/26	50,000	49,408,925
144A	3.765(n)	08/24/26	61,000	60,245,753
144A	3.844(n)	09/10/26	54,000	53,233,054
144A	4.092(n)	04/12/27	47,000	45,239,441
144A	4.190(n)	03/25/27	28,000	27,006,532
ING (U.S.) Funding LLC,
144A, SOFR + 0.340%	3.640(c)	02/01/27	41,250	41,236,738
144A, SOFR + 0.340%	3.980(c)	08/18/26	19,000	19,006,000

ING Bank N.V.	4.010(n)	10/09/26	50,000	49,120,250
Itochu Treasury Center America, Inc.,
144A	3.782(n)	05/01/26	49,500	49,494,565
144A	3.810(n)	05/14/26	88,000	87,862,993
144A	3.812(n)	05/15/26	40,000	39,933,196
John Deere Financial, Inc.,
144A	3.781(n)	07/14/26	30,800	30,557,130
144A	3.782(n)	07/16/26	28,500	28,269,312
144A	3.783(n)	07/21/26	42,000	41,638,124

Johns Hopkins University	3.670	05/19/26	14,750	14,745,994
JPMorgan Securities LLC, 144A, SOFR + 0.330%	3.970(c)	10/13/26	45,000	45,004,770
KfW,
144A	3.717(n)	08/06/26	80,000	79,200,904
144A	3.729(n)	07/29/26	75,000	74,310,000
144A	3.738(n)	08/21/26	35,000	34,599,082
LVMH Moet Hennessy Louis Vuitton SE,
144A	3.721(n)	06/08/26	50,000	49,800,830
144A	3.728(n)	08/18/26	50,000	49,437,780
144A	3.825(n)	07/02/26	99,500	98,859,220
144A	3.850(n)	08/03/26	24,900	24,658,194
144A	3.880(n)	07/01/26	71,100	70,649,382
144A	3.909(n)	08/07/26	25,800	25,538,904
144A	3.986(n)	01/11/27	24,500	23,846,279

Mars, Inc., 144A	3.688(n)	05/06/26	31,750	31,730,436
Memorial Hermann Health System	3.791(n)	06/16/26	45,000	44,778,357

Memorial Hermann Health System	3.844(n)	07/16/26	25,000	24,796,127

Mercy Health	3.867(n)	05/27/26	4,150	4,138,178
Mitsubishi Corp.,
144A	3.718(n)	05/21/26	36,350	36,270,772
144A	3.768(n)	05/22/26	71,000	70,837,765

National Australia Bank Ltd., 144A, SOFR + 0.300%	3.630(c)	10/20/26	108,000	108,002,225
National Securities Clearing Corp.,
144A	3.699(n)	05/04/26	5,000	4,997,955
144A	3.775(n)	07/01/26	45,000	44,706,222
New York Life Short Term Funding LLC,
144A	3.755(n)	06/03/26	108,000	107,615,941
144A	3.871(n)	06/10/26	117,000	116,497,029
144A	3.931(n)	07/22/26	76,000	75,332,811

Nordea Bank Abp, 144A, SOFR + 0.250%	3.630(c)	05/08/26	38,000	38,001,455

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Novo Nordisk A/S,
144A	3.811%(n)	05/06/26	12,500	$12,492,440
144A	3.812(n)	05/08/26	77,500	77,437,450
OMERS Finance Trust,
144A	3.733(n)	05/08/26	49,200	49,159,189
144A	3.737(n)	06/29/26	88,000	87,438,270
144A	3.740(n)	05/14/26	40,000	39,941,692
144A	3.778(n)	06/01/26	29,000	28,902,232
144A	3.778(n)	06/02/26	10,000	9,965,222
144A	3.895(n)	06/05/26	62,000	61,764,524
144A	3.937(n)	06/17/26	37,000	36,811,844
144A	3.953(n)	07/28/26	37,000	36,649,662
Ontario Teachers’ Finance Trust,
144A	3.738(n)	08/12/26	16,500	16,317,469
144A	4.000(n)	01/04/27	20,000	19,463,266

Pacific Life Short Term Funding LLC, 144A	3.810(n)	05/27/26	27,000	26,923,792
Port of Seattle	3.700	05/06/26	41,500	41,495,144
Province of Alberta,
144A	3.784(n)	06/18/26	34,000	33,829,867
144A	3.790(n)	07/24/26	16,000	15,861,293
144A	3.805(n)	05/14/26	36,125	36,073,833
144A	3.943(n)	08/04/26	136,000	134,669,009
144A	4.053(n)	03/31/27	16,000	15,436,573

Province of Ontario	3.728(n)	05/28/26	10,000	9,971,483
PSP Capital, Inc.,
144A	3.800(n)	08/07/26	100,000	98,964,350
144A	3.908(n)	11/03/26	34,000	33,330,234
144A	3.940(n)	11/12/26	50,000	48,966,825
144A	3.950(n)	10/08/26	100,000	98,305,030

RWJBarnabas Health, Inc.	3.856(n)	06/18/26	50,000	49,749,805
Sanofi,
144A	3.847(n)	07/08/26	13,000	12,908,381
144A	3.900(n)	07/10/26	117,500	116,648,066
144A	3.939(n)	10/22/26	15,000	14,730,330
144A	3.950(n)	10/16/26	26,000	25,548,843
144A	3.961(n)	09/10/26	180,600	178,145,538

Saudi Arabian Oil Co.	3.682(n)	05/05/26	5,000	4,997,414

Saudi Arabian Oil Co.	3.736(n)	06/03/26	90,000	89,675,586

Saudi Arabian Oil Co.	3.746(n)	06/24/26	10,000	9,941,257

Saudi Arabian Oil Co.	3.959(n)	07/27/26	30,000	29,713,560

Scripps Health	3.797(n)	06/03/26	35,000	34,876,660
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.250%	3.640(c)	05/11/26	15,000	15,000,651
144A, SOFR + 0.310%	3.640(c)	09/08/26	95,000	95,032,319
144A, SOFR + 0.320%	3.960(c)	06/26/26	79,000	79,025,596
144A, SOFR + 0.380%	4.030(c)	04/01/27	28,000	28,001,109

SSM Health Care Corp.	3.805(n)	05/27/26	11,500	11,467,638

SSM Health Care Corp.	3.827(n)	06/09/26	60,000	59,748,444

SSM Health Care Corp.	3.830(n)	06/11/26	40,000	39,823,788

ST Engineering North America, Inc., 144A	3.842(n)	05/13/26	37,000	36,951,360
State of California	3.880	05/01/26	48,255	48,254,098
STE TransCore Holdings, Inc.,
144A	3.852(n)	05/06/26	32,000	31,980,275
144A	3.876(n)	05/04/26	20,000	19,991,788

Sutter Health	3.776(n)	05/19/26	20,000	19,959,774
Swedbank AB,
144A, SOFR + 0.300%	3.640(c)	10/14/26	100,000	100,027,340
144A, SOFR + 0.310%	3.640(c)	09/09/26	70,500	70,530,371

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Texas Public Finance Authority	4.050%	06/24/26	24,325	$24,318,911
TotalEnergies Capital SA,
144A	3.703(n)	05/05/26	94,000	93,951,280
144A	3.772(n)	05/27/26	144,000	143,593,690
144A	3.855(n)	06/26/26	93,500	92,936,550

Toyota Credit Canada Inc.	3.985(n)	08/26/26	25,000	24,677,357
Toyota Motor Credit Corp.	4.069(n)	12/14/26	92,000	89,744,307
Unilever Capital Corp., 144A	3.900(n)	07/16/26	25,000	24,804,790
Unilever Finance Netherlands BV, 144A	3.671(n)	05/04/26	105,000	104,957,580
Westpac Banking Corp.,
144A, SOFR + 0.270%	3.680(c)	02/23/27	35,000	34,974,520
144A, SOFR + 0.300%	3.630(c)	10/08/26	50,000	50,006,450
144A, SOFR + 0.300%	3.630(c)	10/09/26	50,000	50,005,785
144A, SOFR + 0.300%	3.930(c)	10/13/26	30,000	30,002,205

Total Commercial Paper (cost $7,189,216,573)				7,189,239,381
Repurchase Agreements 22.3%
Banco Santander SA,
3.65%, dated 04/30/26, due 05/01/26 in the amount of $348,309,311 collateralized by FHLMC (coupon rates 1.500%-7.000%, maturity dates 10/01/36-03/01/55) with the aggregate value, including accrued interest, of $355,275,497.			348,274	348,274,000
Bank of Nova Scotia,
3.65%, dated 04/30/26, due 05/01/26 in the amount of $130,013,181 collateralized by U.S. Treasury Securities (coupon rates 3.375%-4.250%, maturity dates 05/15/39-11/15/48) with the aggregate value, including accrued interest, of $132,613,448.			130,000	130,000,000
CF Secured LLC,
3.65%, dated 04/30/26, due 05/01/26 in the amount of $200,020,278 collateralized by FFCSB (coupon rate 3.865%, maturity date 10/30/28), FHLB (coupon rate 3.865%, maturity date 08/01/28), FHLMC (coupon rates 2.000%-7.000%, maturity dates 07/07/28-03/01/56), FNMA (coupon rates 0.000%-6.000%, maturity dates 01/15/30-06/01/62), GNMA (coupon rates 3.000%-8.000%, maturity dates 07/20/47-04/20/74) and U.S. Treasury Securities (coupon rates 0.000%-5.250%, maturity dates 06/18/26-08/15/54) with the aggregate value, including accrued interest, of $204,020,782.			200,000	200,000,000
Clear Street LLC,
3.67%, dated 04/30/26, due 05/01/26 in the amount of $435,044,346 collateralized by FFCSB (coupon rates 1.125%-5.450%, maturity dates 05/26/26-10/17/44), FHLB (coupon rates 0.700%-5.550%, maturity dates 06/30/26-03/13/56), FHLMC (coupon rates 1.500%-7.000%, maturity dates 11/27/26-04/01/56), FNMA (coupon rates 1.900%-7.000%, maturity dates 10/01/30-07/01/61) and GNMA (coupon rates 2.500%-7.000%, maturity dates 07/20/48-11/20/64) with the aggregate value, including accrued interest, of $443,745,233.			435,000	435,000,000
Credit Agricole Corporate & Investment Bank,
3.65%, dated 04/30/26, due 05/01/26 in the amount of $150,015,208 collateralized by GNMA (coupon rates 5.500%-7.500%, maturity dates 11/20/53-09/20/55) and U.S. Treasury Securities (coupon rates 1.375%-4.125%, maturity dates 02/29/32-02/15/56) with the aggregate value, including accrued interest, of $153,000,000.			150,000	150,000,000
3.65%, dated 04/30/26, due 06/01/26 in the amount of $200,648,889 collateralized by U.S. Treasury Securities (coupon rates 1.375%-4.250%, maturity dates 04/30/27-02/15/54) with the aggregate value, including accrued interest, of $204,000,000.			200,000	200,000,000
3.67%, dated 04/16/26, due 05/18/26 in the amount of $137,446,924 collateralized by U.S. Treasury Securities (coupon rates 2.250%-5.000%, maturity dates 12/15/26-02/15/52) with the aggregate value, including accrued interest, of $139,740,000.			137,000	137,000,000
Deutsche Bank AG,
3.65%, dated 04/30/26, due 05/01/26 in the amount of $170,017,236 collateralized by U.S. Treasury Securities (coupon rates 2.875%-4.125%, maturity dates 08/15/44-05/15/53) with the aggregate value, including accrued interest, of $173,400,052.			170,000	170,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Natixis,
3.66%, dated 04/30/26, due 06/18/26 in the amount of $602,989,000 collateralized by FHLMC (coupon rates 3.500%-6.500%, maturity dates 03/01/42-04/01/56), FNMA (coupon rates 3.000%-6.500%, maturity dates 08/01/30-03/01/56), GNMA (coupon rate 4.500%, maturity date 02/20/56) and U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 05/15/26-02/15/53) with the aggregate value, including accrued interest, of $612,000,020.			600,000	$600,000,000
NatWest Markets Securities, Inc.,
3.66%, dated 04/29/26, due 05/06/26 in the amount of $435,309,575 collateralized by FNMA (coupon rates 4.500%-5.000%, maturity dates 06/01/49-08/01/53) and U.S. Treasury Securities (coupon rates 0.875%-4.875%, maturity dates 05/31/26-08/15/34) with the aggregate value, including accrued interest, of $444,015,864.			435,000	435,000,000
Nomura International PLC,
3.65%, dated 04/30/26, due 05/01/26 in the amount of $100,010,139 collateralized by FHLMC (coupon rates 4.500%-6.500%, maturity dates 01/01/54-03/01/56), FNMA (coupon rates 3.000%-5.500%, maturity dates 05/01/52-03/01/56) and GNMA (coupon rates 5.130%-7.500%, maturity dates 02/20/55-11/15/60) with the aggregate value, including accrued interest, of $102,059,146.			100,000	100,000,000
U.S. Bancorp,
3.64%, dated 04/30/26, due 05/01/26 in the amount of $150,015,167 collateralized by U.S. Treasury Securities (coupon rates 1.125%-4.500%, maturity dates 11/30/27-05/15/52) with the aggregate value, including accrued interest, of $153,015,504.			150,000	150,000,000

Total Repurchase Agreements (cost $3,055,274,000)				3,055,274,000
Time Deposits 1.0%
Australia & New Zealand Banking Group Ltd.	3.650%	05/01/26	75,000	75,000,000
Canadian Imperial Bank of Commerce	3.630	05/01/26	60,000	60,000,000

Total Time Deposits (cost $135,000,000)				135,000,000
U.S. Government Agency Obligations 0.5%
Federal Home Loan Bank	3.618(n)	07/24/26	35,000	34,702,913

Federal Home Loan Bank	3.640(n)	06/03/26	34,000	33,884,400

Total U.S. Government Agency Obligations (cost $68,596,852)				68,587,313
U.S. Treasury Obligations 0.9%
U.S. Treasury Bills	3.699(n)	09/24/26	40,300	39,710,558

U.S. Treasury Bills	3.789(n)	03/18/27	61,500	59,549,613

U.S. Treasury Notes	2.000	11/15/26	26,000	25,761,734

Total U.S. Treasury Obligations (cost $124,974,976)				125,021,905

Total Short-Term Investments (cost $11,402,066,367)				11,402,205,334

TOTAL INVESTMENTS 100.1% (cost $13,692,966,367)				13,694,024,374
Liabilities in excess of other assets (0.1)%				(12,324,151)

Net Assets 100.0%				$13,681,700,223

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2026
GNMA	Government National Mortgage Association
N/A	Not Applicable
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).